[FIRST PHILIPPINE FUND INC. LOGO]
                                Quarterly Report


                                 March 31, 1998

Directors and Officers
-------------

Peter Favila
Director and Chairman
Lilia C. Clemente
Director and President
Leopoldo M. Clemente, Jr.
Director, Executive Vice President and Managing Director
M.A.T. Caparas
Director
Adrian C. Cassidy
Director
Edgardo B. Espiritu
Director
Joseph A. O'Hare, S.J.
Director
Robert B. Oxnam
Director
Stephen J. Solarz
Director
Valentin A. Araneta
Executive Vice President and Managing Director
Thomas J. Prapas
Treasurer
William H. Bohnett
Secretary
Joaquin G. Hofilena
Vice President
Imelda Singzon
Vice President
Angelito C. Imperio
Assistant Secretary
Maria Distefano
Assistant Secretary

Executive Offices
-------------

152 West 57th Street, New York, NY 10019
(For latest net asset value and market
data, please call 212-765-0700 or access http://www.clementecapital.com.
For shareholder account inquiries,
call 1-800-937-5449.)

-------------
Investment Adviser
Clemente Capital, Inc.

-------------
Administrator
PFPC Inc.

-------------
Transfer Agent and Registrar
American Stock Transfer & Trust Company

-------------
Custodian
Brown Brothers Harriman & Co.

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Legal Counsel
Fulbright & Jaworski L.L.P.

-------------
Independent Accountants
Price Waterhouse LLP

                                                                    May 13, 1998

Dear Shareholder:

     We are pleased to report that, in the March quarter of 1998, The First Philippine Fund's net asset value (NAV) grew by 23.52% to $9.19 per share -- a sharp reversal of a declining trend since the Asian financial crisis began last year. This rebound came behind the strong performance of the Philippine stock market where the Philippine composite index (Phisix) grew by 27.03% in U.S. dollar terms in the quarter. Aiding this recovery was the Philippine peso's 6.1% appreciation in the quarter to P37.817 per U.S. dollar at the end of March from P40.116 at the end of December last year.

     The Fund's share price closed at $8.875 at the end of the March quarter, an appreciation of 30.28% since the end of 1997. The discount of the share price to the Fund's NAV decreased further to only 3.43% on March 31.

     With the Fund's positive performance in the March quarter, the Fund widened its long-term lead over its benchmark. Since the inception of the Fund in October 1989 up to the end of March 1998, the Fund has gained 29.06% (adjusted for all dividends and the effect of the 1995 rights offering), while the Phisix is still showing a loss of 3.43% in U.S. dollar terms.

A VOLATILE MARKET IN THE MARCH QUARTER

     The Philippine stock market moved in tandem with other Asian stock markets during the March quarter as the Asian crisis deepened. The market showed unusual volatility, dropping 27% in the first nine days of January. At this time, the peso plunged, alongside other Asian currencies, to P46.50 per U.S. dollar and prime lending rates hit a high of 31.5%. The collapse of investor confidence in the region, especially in Indonesia, and rumors of bankruptcies and bank closures domestically heavily weighed the Philippine market down.

     However, Asian markets and currencies rebounded with vigor in February and March. Confidence returned behind the progress of reforms in Thailand and South Korea, and Indonesia entered into a new agreement with the International Monetary Fund at this time. A rush of new liquidity into bombed-out Asian stocks accompanied by strengthening local currencies created spectacular Asian market rallies.

     This rally in the Philippine market was buoyed by: (1) a strengthening peso, moderating interest rates, and higher but manageable inflation numbers;
(2) the announcement of the 1997 GNP growth rate at 5.8% and GDP at 5.1%, which, although slower than 1996 growth rates, was much better than expected; (3) the passage and full implementation of a new oil industry deregulation bill; and (4) rumors of mergers and acquisitions involving some of the largest Philippine companies.

     Looking forward, we expect the market to continue to be volatile, as it will be buffeted by events in the region and a difficult operating environment at home. However, despite an expected slowdown in growth and corporate profits, the Philippines' relative strengths have begun to shine through. There is a growing consensus among economists and analysts that, because of the country's more solid fundamentals, the Asian crisis will least affect the Philippines. We have long maintained that the economy and the financial system are fundamentally sound, and continue to do so now. As serious economic, and in some cases political and social, turmoil persists in the region, we are confident the Philippines can decouple from its neighbors and emerge as the best Southeast Asian investment destination.

A BANNER YEAR FOR THE PHILIPPINES

     1998 is a banner year in Philippine history for two events occurring in the current quarter.

     Firstly, elections were held on May 11 for the new set of leaders that will bring the country into the next century. Official results are not yet available, and no winners have yet been proclaimed. What is certain, however, is that the elections were generally peaceful. The Philippines has once again proudly proven that, while its politics can be noisy and festive, it is also transparent and orderly -- a testament to a thriving democracy. When the Ramos administration ends its tenure at the end of June, it hands over a country strengthened by significant structural economic and social reforms -- certainly, a solid foundation upon which the new leadership can build.

     Secondly, June 12, 1998 marks the centennial of Philippine independence from three and a half centuries of Spanish colonial rule. All throughout the country, and in many Filipino communities abroad, this milestone will be cherished and commemorated. That date also marks one hundred years of mutually beneficial relations with the United States. The First Philippine Fund joins the Filipino people in the spirit of celebration and looks forward to a further deepening of the cooperative ties between the Philippines and the United States.

     On behalf of the Board of Directors, thank you once again for your continued faith in and support of the Fund.

                                          Sincerely yours,

                                          /s/ Lilia C. Clemente
                                          -------------------------
                                          Lilia C. Clemente
                                          President and Director

THE FIRST PHILIPPINE FUND INC.
SCHEDULE OF NET ASSETS
March 31, 1998
(unaudited)

                                                                   Number of
                                                                     Shares          Value
------------------------------------------------------------------------------------------
PHILIPPINE SECURITIES -- (100.6%)
------------------------------------------------------------------------------------------
COMMON STOCK (95.3%)
Banking (10.6%)
  Bank of the Philippine Islands                                  1,273,000   $  3,770,156
  Bankard, Inc. (b)                                               6,470,000        410,609
  Far East Bank and Trust Company                                   200,088        264,548
  Metropolitan Bank & Trust Company                                 593,955      5,497,112
  PCI Leasing & Finance, Inc. (b)                                 2,320,000        114,107
  Philippine Commercial International Bank, Inc.                    150,000        745,696
  Security Bank Corp. (b)                                           147,072         94,309
  Union Bank of Philippines (b)                                     200,000         95,195
------------------------------------------------------------------------------------------
                                                                                10,991,732
------------------------------------------------------------------------------------------
Conglomerates (20.6%)
  Aboitiz Equity Ventures, Inc. (b)                               3,886,000        224,012
  Alsons Consolidated Resources, Inc. (b)                        15,980,000        431,013
  Ayala Corporation                                              27,256,554     12,613,102
  Benpres Holdings Corp. GDR (b)(f)                               1,239,486      4,926,957
  First Philippine Holdings Corp. -- A (a)                        4,256,999      1,801,094
  Guoco Holdings (Phils), Inc.                                    4,360,000        129,127
  Metro Pacific Corp. (b)                                        11,700,000        723,960
  Uniwide Holdings, Inc. (b) (d)                                  8,687,000        427,263
------------------------------------------------------------------------------------------
                                                                                21,276,528
------------------------------------------------------------------------------------------
Construction/Engineering (4.5%)
  Davao Union Cement Corp.                                       15,266,622        783,173
  DMCI Holdings Inc. (b)                                         32,404,000      2,570,590
  HI Cement Corp. (d)                                             5,430,000        761,007
  Southeast Asia Cement Holdings Inc. (b)                        32,640,000        543,755
------------------------------------------------------------------------------------------
                                                                                 4,658,525
------------------------------------------------------------------------------------------
Electronics (1.3%)
  Ionics Circuits, Inc.                                             150,000         78,338
  Matsushita Electric Philippines Corp. (a)                       5,875,026      1,087,497
  Solid Group, Inc. (b) (d)                                       4,150,000        226,062
------------------------------------------------------------------------------------------
                                                                                 1,391,879
------------------------------------------------------------------------------------------
Food and Beverage (11.8%)
  Alaska Milk Corp. (b)                                          10,708,000        617,274
  Cosmos Bottling Corp. (b)                                       2,200,000        302,509
  La Tondena Distillers, Inc.                                     1,897,800      1,530,605
  San Miguel Corp. -- A                                           7,603,584      8,243,566
  Selecta Dairy Products, Inc.                                    2,500,000        168,575
  Universal Robina Corp.                                          6,162,000      1,303,541
------------------------------------------------------------------------------------------
                                                                                12,166,070
------------------------------------------------------------------------------------------

                                                                   Number of
COMMON STOCK (Continued)                                             Shares          Value
------------------------------------------------------------------------------------------
Port Operations (3.0%)
  Asian Terminals, Inc. (a)                                      20,474,990   $  1,245,273
  International Container Terminal Services, Inc. (b)            12,577,000      1,829,164
  Keppel Philippines Holdings, Inc. -- A (a) (b)                  1,193,082         37,859
------------------------------------------------------------------------------------------
                                                                                 3,112,296
------------------------------------------------------------------------------------------
Real Estate Development (24.3%)
  Ayala Land, Inc.                                               24,892,768     12,012,932
  Belle Corporation (b)                                          17,900,008      1,041,331
  C & P Homes, Inc.                                              22,716,750      2,042,387
  Empire East Land Holdings Inc. (b) (d)                          9,176,280        203,826
  Filinvest Land, Inc. (b)                                       21,237,499      2,330,582
  Pryce Corp. (b)                                                35,650,000      1,300,923
  Robinson's Land Corp. -- B (b)                                 20,961,000      1,363,515
  SM Prime Holdings, Inc.                                        23,050,000      4,510,405
  Universal Rightfield Property Holdings, Inc. (b)                6,100,000        161,303
------------------------------------------------------------------------------------------
                                                                                24,967,204
------------------------------------------------------------------------------------------
Telecommunications (11.5%)
  Digital Telecommunications Phils., Inc. (b)                    25,600,000      1,326,811
  Philippine Long Distance Telephone Co. ADR (e)                    371,020     10,342,183
  Pilipino Telephone Corp. (b) (d)                                1,217,500        206,045
------------------------------------------------------------------------------------------
                                                                                11,875,039
------------------------------------------------------------------------------------------
Utilities (7.7%)
  Manila Electric Co. -- A                                        1,940,000      3,847,476
  Petron Corp. (b)                                               26,070,002      4,136,235
------------------------------------------------------------------------------------------
                                                                                 7,983,711
------------------------------------------------------------------------------------------
TOTAL COMMON STOCK
     (Cost $113,186,499)                                                        98,422,984
------------------------------------------------------------------------------------------
WARRANTS (0.5%)
Real Estate (0.0%)
  Belle Corporation (b)                                           2,993,333         11,477
Food and Beverage (0.5%)
  Jollibee Foods Corp. (b) (d)                                    1,000,000        528,863
------------------------------------------------------------------------------------------
TOTAL WARRANTS
     (Cost $488,211)                                                               540,340
------------------------------------------------------------------------------------------
ENTITLEMENTS (0.0%)
Banking
  Far East Bank & Trust Company (b) (g) (Cost $0)                   100,044              0
------------------------------------------------------------------------------------------

                                                                                Par
SCHEDULE OF NET ASSETS (Continued)                             Maturity        (000)      Value
--------------------------------------------------------------------------------------------------
BONDS (0.6%)
  Bacnotan Consolidated Industries Inc.
     Convertible Bond 5.50% (Cost $1,750,000)                  06/21/04    $ 1,750    $    577,500
--------------------------------------------------------------------------------------------------

                                                                                Par
                                                                               (000)*
--------------------------------------------------------------------------------------------------
PHILIPPINE TREASURY BILLS (2.9%)
  Philippine Treasury Bill 17.375%
     (Cost $2,990,897)                                         04/22/98    124,180       2,990,897
--------------------------------------------------------------------------------------------------
CALL ACCOUNTS (1.3%)
  Philippine Pesos (c)
     (Cost $1,238,725)                                                                   1,309,782
--------------------------------------------------------------------------------------------------
TOTAL PHILIPPINE SECURITIES
  (Cost $119,654,332)                                                                  103,841,503
--------------------------------------------------------------------------------------------------
                                                                                Par
                                                                               (000)
--------------------------------------------------------------------------------------------------
UNITED STATES SECURITIES -- 0.4%
--------------------------------------------------------------------------------------------------
COMMERCIAL PAPER -- 0.4%
  American Express Credit Corp.
     5.6918%
       (Cost $419,000)                                         04/01/98    $   419         419,000
--------------------------------------------------------------------------------------------------
TOTAL UNITED STATES SECURITIES                                                             419,000
--------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS**                                101.00%
     (Cost $120,073,332)                                                               104,260,503
  Liabilities in excess of other
     assets                                        (1.00%)                              (1,048,584)
--------------------------------------------------------------------------------------------------
TOTAL NET ASSETS
     (applicable to 11,225,000 common shares
       outstanding)                                100.00%                            $103,211,919
--------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
  ($103,211,919 divided by 11,225,000)                                                $       9.19
--------------------------------------------------------------------------------------------------


*    Denominated in Philippine Pesos.
**   Cost of Total Investments:


          Common Stock                                                                $113,186,499
          Warrants                                                                         488,211
          Entitlements                                                                           0
          Bonds                                                                          1,750,000
          Philippine Treasury Bills                                                      2,990,897
          Call Accounts                                                                  1,238,725
          Commercial Paper                                                                 419,000
                                                                                      ------------
                                                                                      $120,073,332
                                                                                      ============


(a)  At fair value as determined by the Board of Directors.
(b)  Non-income producing security.
(c) Daily interest is being accrued at a rate of 4% of the outstanding balance.
(d) Pursuant to Rule 144A under the Securities Act of 1933, all or a portion of these securities can only be sold to qualified institutional investors.
(e)  ADR -- American Depository Receipt.
(f)  GDR -- Global Depository Receipt.
(g) Entitlements represent the right to subscribe to additional shares of the respective company's common stock.

                               SUMMARY OF GENERAL
                                   INFORMATION


-------------
THE FUND

     The First Philippine Fund Inc. is a closed-end investment company whose shares trade on the New York Stock Exchange. The Fund seeks long-term capital appreciation primarily through investment in equity securities of Philippine companies. The Fund is managed by Clemente Capital, Inc.


-------------
SHAREHOLDER INFORMATION

     Daily market prices for the Fund's shares are published in the New York Stock Exchange Composite Transactions section of most newspapers under the designation "FtPhil". The Fund's New York Stock Exchange trading symbol is FPF. Net asset value (NAV) and market price information about The First Philippine Fund Inc. shares are published each Monday in The Wall Street Journal, The New York Times and in other newspapers. For general information visit us at our web site http://www.clementecapital.com. For shareholder account inquiries call 1-800-937-5449.


-------------
DIVIDEND REINVESTMENT PLAN

     Through its voluntary Dividend Reinvestment Plan, shareholders of The First Philippine Fund Inc. may elect to receive dividends and capital gains distributions in the form of additional shares of the Fund.


This report, including the financial information herein, is transmitted to the shareholders of The First Philippine Fund Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may purchase at market prices from time to time shares of its common stock in the open market.